Label	Element	Value
Common Stock [Member]
Stockholders' Equity Attributable to Parent	us-gaap_StockholdersEquity	$ 6,000,000
Stockholders' Equity Attributable to Parent	us-gaap_StockholdersEquity	6,000,000
Stockholders' Equity Attributable to Parent	us-gaap_StockholdersEquity	6,000,000
Additional Paid-in Capital [Member]
Stockholders' Equity Attributable to Parent	us-gaap_StockholdersEquity	3,539,000,000
Stockholders' Equity Attributable to Parent	us-gaap_StockholdersEquity	1,761,000,000
Stockholders' Equity Attributable to Parent	us-gaap_StockholdersEquity	1,761,000,000
Cumulative Effect, Period of Adoption, Adjustment [Member] | AOCI Attributable to Parent [Member]
Cumulative Effect of Accounting Changes	tl_CumulativeEffectOfAccountingChanges	$ 182,000,000